Intangible assets - Summary of impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets
Research and development expense	$ 101	$ 33	$ 79
Selling, general and administrative costs	390	12	5
Other operating income and expense			64
Total	491	45	148
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Research and development expense	101	32	79
Selling, general and administrative costs	387	11
Other operating income and expense			64
Total	488	43	143
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense		1
Total	51	1
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	3	1	5
Total	$ 3	$ 1	$ 5